Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

Note 9 - LEASE

The Company has no finance leases. The Company’s leases primarily include office and retail store. The Company’s operating leases have remaining lease terms of up to approximately 0.33 years.

	December 31, 2025	December 31, 2024
ASSETS
Operating lease right-of-use assets	$13,097	$99,328
LIABILITIES
Operating lease liabilities - current	13,173	87,016
Operating lease liabilities - noncurrent	-	12,602

Supplemental Information

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2025	2024	2023
Operating lease expenses	$91,310	$90,609	$81,203

Other information related to leases is presented below:

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$91,539	$90,955	$80,540
Weighted Average Remaining Lease Term:
Operating leases	0.33 years	1.17 years	2.17 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2026	$13,261
2027	-
Total future minimum lease payments, undiscounted	13,261
Less: Imputed interest	(88)
Present value of future minimum lease payments	$13,173